FIXED ASSETS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Computer equipment		$ 38,000	$ 0
Less: Accumulated depreciation		(4,951)	0
Property, Plant and Equipment, Net, Total	$ 54,675	$ 33,049	$ 0